FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Net unrecognized loss recorded in other comprehensive loss	$ 329	$ 47	$ 71
Cash flow hedges [Member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative instrument designated as hedging instrument	52
Open transactions for derivative instruments designated as hedging	770
Net unrecognized loss recorded in other comprehensive loss	71
Derivatives instruments not designated as hedging [Member]
Disclosure of detailed information about hedges [line items]
Fair value of the derivative instruments	60
Open transactions for derivative instruments not designated as hedging	$ 5,800